New Standards and Interpretations Not yet Adopted	12 Months Ended
Dec. 31, 2017
Accounting Policies, Accounting Estimates And Errors [Abstract]
New Standards and Interpretations Not Yet Adopted
NEW STANDARDS AND INTERPRETATIONS NOT YET ADOPTED
Future changes to accounting policies
As at the date of authorization of the Consolidated Financial Statements the following pronouncements from the International Accounting Standards Board ("IASB") are applicable to TransGlobe and will become effective for future reporting periods, but have not yet been adopted:
IFRS 9 (revised) "Financial Instruments: Classification and Measurement"
In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments to replace IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 introduces a single approach to determine whether a financial asset is measured at amortized cost or fair value and replaces the multiple rules in IAS 39. The approach is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. For financial liabilities, IFRS 9 retains most of the IAS 39 requirements; however, where the fair value option is applied to financial liabilities, the change in fair value resulting from an entity’s own credit risk is recorded in other comprehensive income rather than net earnings, unless this creates an accounting mismatch. In addition, a new expected credit loss model for calculating impairment on financial assets replaces the incurred loss impairment model used in IAS 39. The new model will result in more timely recognition of expected credit losses. IFRS 9 also includes a simplified hedge accounting model, aligning hedge accounting more closely with risk management. The Company does not currently apply hedge accounting. IFRS 9 is effective for years beginning on or after January 1, 2018. This amendment will be adopted by the Company on January 1, 2018 and the Company does not expect the adoption of IFRS 9 amendments to have a material effect on its Consolidated Financial Statements.

IFRS 15 "Revenue from Contracts with Customers"
IFRS 15 was issued in May 2014 and replaces IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The standard is required to be adopted either retrospectively or using a modified transaction approach. IFRS 15 will be adopted by the Company on January 1, 2018. The Company is finalizing the review of its sales contracts with customers and does not expect IFRS 15 will have a material impact on the consolidated financial statements. Upon adoption, the Company will expand its disclosures in the notes to the consolidated financial statements including disaggregated revenue streams by product type and any impairment losses recognized on receivables arising from contracts with customers.

IFRS 16 "Leases"

In January 2016, the IASB issued IFRS 16 Leases, replacing IAS 17 Leases. IFRS 16 establishes a set of principles that both parties to a contract apply to provide relevant information about leases in a manner that faithfully represents those transactions. The current standard (IAS 17) requires lessees and lessors to classify their leases as either finance leases or operating leases, with separate accounting treatment depending on the classification of the lease. Under the new standard, the accounting treatment associated with an operating lease will no longer exist, and lessees will be required to recognize assets and liabilities associated with all leased items. The standard is effective for fiscal years beginning on or after

January 1, 2019 with early adoption permitted if the Company is also applying IFRS 15 Revenue from Contracts with Customers. IFRS 16 will be adopted by the Company on January 1, 2019 and the Company is currently reviewing contracts that are identified as leases.